Equipment and leasehold improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	$ 7,420	$ 8,549
Ending Balance	6,686	7,420	$ 8,549
IT equipment [member]
Beginning Balance	1,300	1,644
Ending Balance	1,069	1,300	1,644
Furniture and fixtures [member]
Beginning Balance	244	2,133
Ending Balance	184	244	2,133
Leasehold improvement [member]
Beginning Balance	4,162	4,597
Ending Balance	3,840	4,162	4,597
Other equipment [member]
Beginning Balance	1,714	175
Ending Balance	1,593	1,714	175
Cost [member]
Beginning Balance	15,469	15,553	13,237
Additions	603	2,654	3,973
Disposals	(492)	(2,738)	(1,657)
Reclassifications	10
Ending Balance	15,590	15,469	15,553
Cost [member] | IT equipment [member]
Beginning Balance	4,170	4,386	3,366
Additions	411	246	1,436
Disposals	(253)	(462)	(416)
Reclassifications	10
Ending Balance	4,338	4,170	4,386
Cost [member] | Furniture and fixtures [member]
Beginning Balance	1,984	3,778	2,002
Additions	12	461	2,137
Disposals	(97)	(2,255)	(361)
Reclassifications	0
Ending Balance	1,899	1,984	3,778
Cost [member] | Leasehold improvement [member]
Beginning Balance	6,810	6,771	7,412
Additions	111	39	239
Disposals	(80)	0	(880)
Reclassifications	0
Ending Balance	6,841	6,810	6,771
Cost [member] | Other equipment [member]
Beginning Balance	2,505	618	457
Additions	69	1,908	161
Disposals	(62)	(21)	0
Reclassifications	0
Ending Balance	2,512	2,505	618
Accumulated amortization [member]
Beginning Balance	8,049	7,004	7,064
Amortisation for the year	1,282	1,578	1,457
Disposals	(469)	(533)	(1,517)
Reclassifications	42
Ending Balance	8,904	8,049	7,004
Accumulated amortization [member] | IT equipment [member]
Beginning Balance	2,870	2,742	2,671
Amortisation for the year	516	587	483
Disposals	(159)	(459)	(412)
Reclassifications	42
Ending Balance	3,269	2,870	2,742
Accumulated amortization [member] | Furniture and fixtures [member]
Beginning Balance	1,740	1,645	1,491
Amortisation for the year	64	149	384
Disposals	(89)	(54)	(230)
Reclassifications	0
Ending Balance	1,715	1,740	1,645
Accumulated amortization [member] | Leasehold improvement [member]
Beginning Balance	2,648	2,174	2,536
Amortisation for the year	480	474	513
Disposals	(127)	0	(875)
Reclassifications	0
Ending Balance	3,001	2,648	2,174
Accumulated amortization [member] | Other equipment [member]
Beginning Balance	791	443	366
Amortisation for the year	222	368	77
Disposals	(94)	(20)	0
Reclassifications	0
Ending Balance	$ 919	$ 791	$ 443